Rebuttal Findings 04.30.2021
Seller:

Deal ID:

Total Loan Count: 852
Loan Number	Last Name	Note Date	Original Loan Amount	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Original Report Initial Rating	Correct Initial Rating	Initial Report Final Rating	Correct Final Rating	Initial Credit Rating	Final Credit Rating	Initial Report Initial Compliance Rating	Correct Initial Compliance Rating	Initial Report Final Compliance Rating	Correct Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Clear) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) Right to Rescind Misc-

There are additional findings regarding the Recission Notice.

(Open) Flood Cert Missing-

The Flood Cert is missing from the Loan file.

							2	3	2	3	N/A	N/A	2	3	2	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	3	2	3	N/A	N/A	2	3	2	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	3	2	3	N/A	N/A	2	3	2	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Clear) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

							4	3	4	3	N/A	N/A	4	3	4	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Clear) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Clear) Rescission Test-

The file does not contain the Right to Cancel documentation. Unable to determine if the borrower was provided 3 business days to rescind the transaction.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) Homeownership Counseling Disclosure Late-

The Homeownership Counseling Disclosure is not found in the loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

							4	3	4	3	N/A	N/A	4	3	4	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note- The Note was missing from the file. (Clear) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			4	3	4	3	N/A	N/A	4	3	4	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Clear) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Note- The Note was missing from the file.			4	3	4	3	N/A	N/A	4	3	4	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Arm Disclosure- missing-

The file contains no evidence that the ARM Disclosure was provided to the borrower.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Clear) HUD Final- missing-

There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) Missing Note-

The Note was missing from the file.

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XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note- The Note was missing from the file. (Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Clear) HUD Final- missing- There is no evidence of a final HUD-1 Settlement Statement. The HUD-1 provided in the loan file states Estimated. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			4	3	4	3	N/A	N/A	4	3	4	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Missing HUD- There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	4	2	4	N/A	N/A	2	4	2	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Final TIL- The final TIL is missing from the file. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 6:26PM) Arm Disclosure finding was an error. Document in file shows the loan is a HE loan and not an ARM.			3	3	2	3	N/A	N/A	3	3	2	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Clear) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

							3	3	4	3	N/A	N/A	3	3	4	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Clear) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Clear) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

							3	3	4	3	N/A	N/A	3	3	4	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage-

The mortgage was not completed accurately. Mortgage is not Notarized.

(Clear) Missing HUD-

There is no evidence of a HUD-1 Settlement Statement provided in the loan file. As a result the following reviews could not be performed: TILA Accuracy, MDIA, Agency Points and Fees, QM Points and Fees, QM DTI Threshold, Federal Threshold, State Threshold, RESPA XXXX review, and final HUD-1 accuracy.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Clear) Final TIL-

The final TIL is missing from the file. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

							3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Rescission Test- The loan failed the Rescission test. Closed-end ( 12 CFR §1026.23(a)(3) , transferred from 12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) ,transferred from 12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Flood Cert Missing- The Flood Cert is missing from the Loan file. (Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. Mortgage in file dated XX/XX/XXXX is not a recorded copy.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Note- The Note was missing from the file. (Open) Flood Cert Missing- The Flood Cert is missing from the Loan file.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Arm Disclosure- missing- The file contains no evidence that the ARM Disclosure was provided to the borrower. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Right to Rescind Missing- The file contains no evidence of the Right to Cancel Notice. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note- The Note was missing from the file.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note- The Note was missing from the file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Right to Rescind Missing > 36 Mos- The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note- The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Note- The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note- The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX and the loan funded on XX/XX/XXXX\. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note- The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

							4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Rescission Test > 36 Mos- Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) Missing Mortgage-

The Mortgage was missing from the file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Mortgage- The Mortgage was missing from the file.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed onXX/XX/XXXX,. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. . There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, the rescission end date was XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

							3	3	2	2	N/A	N/A	3	3	2	2	N/A	N/A	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX, and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Rescission Test > 36 Mos-

The loan closed on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Rescission Test > 36 Mos-

There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) XXXX Acknowledgment of Receipt of Loan Closing Document Copies-

The Acknowledgement of Receipt of Loan Closing Document Copies is missing from the file (or there is no other evidence in the file that the Borrower received copies of all documents signed at closing). The loan is a Home Equity Loan pursuant to XXXX Constitution Article 16, '50(a)(6); the Acknowledgement of Receipt of Loan Closing Document Copies should have been provided (or other evidence that the Borrower received copies of all documents signed at closing should have been provided).

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

							3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Clear) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Inaccurate Mortgage- The mortgage was not completed accurately. There was only one Witness signature.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Clear) Missing Itemization of HELOC Closing Fees-

The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

							3	3	2	2	N/A	N/A	3	3	2	2	N/A	N/A	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Note- The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Clear) Missing Itemization of HELOC Closing Fees- The HELOC Agreement did not list any closing fees. Additionally, there was no HUD or other similar document (such as G-15 under Reg Z) itemizing what fees were paid at closing. A review for compliance could not be performed. Response 1 (XX/XX/XXXX 2:13PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			3	3	2	2	N/A	N/A	3	3	2	2	N/A	N/A	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Right to Rescind Missing > 36 Mos-

The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Homeownership Counseling Disclosure Late-

The Homeownership Counseling Disclosure provided in the loan file dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Appraisal Notice Late-

The Notice to Applicant of Right to Receive a Copy of an Appraisal Report provided in the loan file dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Inaccurate Mortgage- The mortgage was not completed accurately. The mortgage does not reflect a witness or notary signature.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) XXXX Home Equity Loan Interest and Fees Preclosing Disclosure- The XXXX Home Equity Loan Interest and Fees Preclosing Disclosure is missing from the file. The loan is a Home Equity Loan pursuant to XXXX Constitution Article 16, '50(a)(6); the XXXX Home Equity Loan Interest and Fees Preclosing Disclosure should have been provided.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. The mortgage does not reflect a witness signature. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and Loan Origination Company Identifiers are not listed on the Note/Mortgage.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was inaccurate. It was not signed and/or dated by all required parties. The co/borrower's signature is missing. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated XX/XX/XXXX was not disclosed within 3 days of the application date. Initial application was not in the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initial application. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file dated XX/XX/XXXX was disclosed within 3 days of the application date.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file dated XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Right to Rescind Missing > 36 Mos- The file contains no evidence of the Right to Cancel Notice for the co-borrower. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e).			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Right to Rescind Inaccurate > 36 Mos- Right to Cancel Notice provided in the loan file was not signed and/or dated by all required parties. The loan reviewed contains a note dated more than XX months old, outside the applicable statute of limitations per 15 USC 1640(e). (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated XX/XX/XXXX was disclosed within 3 days of theapplication date.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) XXXX Acknowledgment of Receipt of Loan Closing Document Copies-

The Acknowledgement of Receipt of Loan Closing Document Copies is missing from the file (or there is no other evidence in the file that the Borrower received copies of all documents signed at closing). The loan is a Home Equity Loan pursuant to XXXX Constitution Article 16, '50(a)(6); the Acknowledgement of Receipt of Loan Closing Document Copies should have been provided (or other evidence that the Borrower received copies of all documents signed at closing should have been provided).

							3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) XXXX Home Equity Loan Interest and Fees Preclosing Disclosure- The XXXX Home Equity Loan Interest and Fees Preclosing Disclosure is missing from the file. The loan is a Home Equity Loan pursuant to XXXX Constitution Article 16, '50(a)(6); the XXXX Home Equity Loan Interest and Fees Preclosing Disclosure should have been provided.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) Right to Receive Appraisal Missing-

The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Inaccurate Note- The Note was not completed accurately. Pages 2, 6, and 7 are missing. Also, the borrower's signature is missing. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording-

There is no evidence that the Mortgage was recorded.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) Right to Receive Appraisal Missing-

The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initial application. Unable to determine if the Homeownership Counseling Disclosure provided in the loan file dated XX/XX/XXXX was disclosed within 3 days of the application date.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file is dated XX/XX/XXXX. It cannot be determined if disclosed within 3 days of the application date. The initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- The Homeownership Counseling Disclosure provided in the loan file is dated XX/XX/XXXX. It cannot be confirmed it was disclosed within 3 days of the application date. The initial application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated XX/XX/XXXX was disclosed within 3 days of theapplication date. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated XX/XX/XXXX was disclosed within 3 days of theapplication date. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated XX/XX/XXXX was disclosed within 3 days of theapplication date.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated XX/XX/XXXX was disclosed within 3 days of theapplication date.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) FACT ACT Disclosure Missing-

The loan file does not contain the FACT ACT Disclosure.

(Open) Missing Note-

The Note was missing from the file. The auditor could not evaluate compliance to agency guidelines.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Mortgage.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Clear) Right to Rescind Missing-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (XX/XX/XXXX 2:13PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

							4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Homeownership Counseling Disclosure Late- There was no evidence of an initialapplication. Unable to determine if the Homeownership Counseling Disclosureprovided in the loan file dated XX/XX/XXXX was disclosed within 3 days of theapplication date.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately.The Security Instrument was not fully executed by the notary or witness. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Right to Receive Appraisal Missing-

The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Mortgage- The Mortgage was missing from the file.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) XXXX Home Equity Loan Consumer Disclosure (12-Day Letter)- The XXXX Home Equity Loan Consumer Disclosure (12-Day Letter) is missing from the file. The loan is a Home Equity Loan pursuant to XXXX Constitution Article 16, '50(a)(6); the XXXX Home Equity Loan Consumer Disclosure (12-Day Letter) should have been provided.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure-

The loan file does not contain the initial HELOC disclosure.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing HOC Disclosure-

The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Right to Receive Appraisal Missing-

The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Mortgage- The Mortgage was missing from the file.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) FACT ACT Disclosure Missing- The loan file does not contain the FACT ACT Disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

(Open) Missing Initial Application-

The Initial loan application is missing from the loan file.

(Open) HELOC Brochure - Missing-

There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e)

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Right to Receive Appraisal Missing-

The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Mortgage Recording- There is no evidence that the Mortgage was recorded. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application-

The Initial loan application is missing from the loan file. Application in file is not dated.

(Open) Homeownership Counseling Disclosure Late-

The Homeownership Counseling Disclosure provided in the loan file is dated XX/XX/XXXX. It cannot be determined if it was disclosed within 3 days of the application date. Application in file is not dated.

(Open) NMLS-

The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.

(Open) Missing Title Commitment / Title Policy-

The Title Policy and/or Commitment is missing from the Loan file.

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Right to Receive Appraisal Missing- The file contains no evidence that Notice to Applicant of Right to Receive Copy of an Appraisal Report was provided to the borrower.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Initial Application- The Initial loan application is missing from the loan file. (Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) HELOC Brochure - Missing- There is no evidence in the file that the home equity brochure entitled What You Should Know About Home Equity Lines of Credit (or a suitable substitute) was provided to the borrower. Truth In Lending Act (Regulation Z) 12 CFR 1026.40(e) (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Title Commitment / Title Policy- The Title Policy and/or Commitment is missing from the Loan file. (Open) Missing Initial Application- The Initial loan application is missing from the loan file.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Rescission Test- The loan closed on XX/XX/XXXX, and the loan funded on XX/XX/XXXX. There was no disbursement/funding date provided in the loan file. Unable to determine if the borrower was provided 3 business days to rescind the transaction. Response 1 (XX/XX/XXXX 2:13PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage.			3	3	2	2	N/A	N/A	3	3	2	2	N/A	N/A	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing HOC Disclosure- The file contains no evidence that the Homeownership Counseling Disclosure was provided to the borrower. (Open) NMLS- The Loan Originator and/or Loan Origination Company Identifiers are not listed on the Note/Mortgage. (Open) Missing Initial HELOC Disclosure- The loan file does not contain the initial HELOC disclosure.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Missing Mortgage- The Mortgage was missing from the file. Response 1 (XX/XX/XXXX 4:03PM) The Mortgage was provided. (Open) Flood Cert Missing- The Flood Cert was missing from the file.			4	4	2	2	N/A	N/A	4	4	2	2	N/A	N/A	D	B	N/A	N/A	N/A	N/A	D	B	D	B	N/A	N/A	N/A	N/A	D	B	D	B	N/A	N/A	N/A	N/A	D	B	D	B	N/A	N/A	N/A	N/A	D	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) State Testing- The file failed one or more of the state threshold tests. This loan failed the total indebtedness test due to one of the following findings: (XXXX Constitution, Article 16, Section 50 (a)(6)(B), as amended XXXX) No CLTV ratio was provided. For XX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds XX% of the fair market value of the homestead on the date the extension of credit is made.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not notarized.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Initial GFE Missing- The file is missing the initial GFE. A review of compliance for RESPA reform could not be completed. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Clear) Initial TIL- The initial Truth and Lending Disclosure is missing from the file. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned (Clear) Initial TIL- The 1003 was missing; therefore, unable todetermine if the Initial Disclosure Date is within 3 business days from theApplication Date. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Clear) Initial GFE Missing- The file is missing the initial (and any re-disclosed GFEs- if it applies). Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. unsigned			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Clear) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to XX% cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Clear) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $ XXXX Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. Mtg was not notarized. (Clear) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Missing Mortgage- The Mortgage was missing from the file.			4	4	4	4	N/A	N/A	4	4	4	4	N/A	N/A	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D	D	D	N/A	N/A	N/A	N/A	D	D
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved) (Open) Initial TIL Date- The Initial Disclosure Date is more than 3 business days from the Application Date. (Open) Initial GFE Date- The Initial GFE Date is more than 3 business days from the Application Date.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. Notary Missing (Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Clear) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final-

It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1.Borrower Signature and date is missing nor it is marked as final

(Clear) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Clear) Initial TIL-

The initial Truth and Lending Disclosure is missing from the file.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. The mortgage was not notarized.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. The mortgage document is not notarized. (Open) Inaccurate Mortgage- The mortgage was not completed accurately. The Mortgage was not notarized by the closing agent.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Inaccurate Mortgage- The mortgage was not completed accurately.Mortgage was not notarized. (Clear) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XXXX Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Initial Disclosure Date > 3 Business Days from Application Date-

Federal RESPA This loan failed the Good Faith Estimate disclosure date test due to one of the following reasons: (12 CFR §1024.7, transferred from 24 CFR §3500.7, as amended in XXX)The loan has a Good Faith Estimate disclosure date that is not within three business days of the loan originator's application date (or the date creditor received application if loan originator's application date is not provided); orThe Good Faith Estimate disclosure date is after the closing date.The loan has a Good Faith Estimate disclosure date that is not within three business days of the application date; orThe Good Faith Estimate disclosure date is after the closing date.Not later than 3 business days after a loan originator (broker or lender) receives an application for a federally related mortgage loan, or information sufficient to complete an application, the loan originator must provide the applicant with a GFE. In the case of dealer loans, the lender must either provide the GFE or ensure that the dealer provides the GFE. The lender is responsible for ascertaining whether the GFE has been provided, if a mortgage broker is involved in the transaction. If the mortgage broker has provided a GFE, the lender is not required to provide an additional GFE.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be as open or not open for carrying on substantially all of its business functions, as described in §1024.2(b) and as it relates to §1024.7 (GFE disclosure not later than 3 business days after a loan originator receives an application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page: None

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Flood Cert Missing-

The property is located in a flood zone and there is no evidence of a flood insurance coverage in the loan file

(Clear) Initial GFE Missing-

The file is missing the initial (and any re-disclosed GFEs- if it applies). A review of compliance for RESPA reform could not be completed.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Clear) Disclosed Finance Charge Must Be > = Actual Finance Charge - $XX-

This loan failed the TILA foreclosure rescission finance charge test. (12 CFR §1026.23(h), transferred from 12 CFR §226.23(h)) The finance charge is $XXXX. The disclosed finance charge of $XXXX is not considered accurate for purposes of rescission because it is understated by more than $XX.

Response 1 (XX/XX/XXXX 1:48PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

							2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. Mortgage in file dated XX/XX/XXXX was not notarized.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final- Final HUD does not have Borrower Signature and not marked as final			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Appraisal Notice Missing- The file does not contain evidence the borrower was provided a notice advising if his/her right to obtain a copy of the appraisal.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Misc Compliance Findings-

XX Credit Regulations This loan failed the DTI provided test. (XX SB270/HB363, XX Code XXX Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See XX Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements. FAIL This loan failed the documentation type test due to one of the following findings:(XX SB270/HB363, XX Code XX Com. Law II §12-127, 12-409.1, 12-925, 12-1029)The document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" orThe documentation type of the loan was not provided. The documentation type is one of several factors that should be considered when making any mortgage loan. PLEASE NOTE: This result is not a determination that the lender or credit analyzed the borrower's ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See Repayment Ability Alert (below) for full repayment ability requirements.

							3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. (Open) Initial GFE Date- The initial 1003 was not found in the file therefore it could not be determined if the Initial GFE Date was within 3 business days from the Application Date. (Open) Initial TIL Date- The initial 1003 was not found in the loan file therefore it could not be determined if the Initial TIL Date was within 3 business days from the Application Date.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Misc Compliance Findings-

XX Credit Regulations This loan failed the DTI provided test. (XX SB270/HB363, XX Code XXX Com. Law II §12-127, 12-409.1, 12-925, 12-1029) The loan is a mortgage loan or secondary mortgage loan and the debt-to-income (DTI) ratio of the borrower was not provided. The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability. PLEASE NOTE: This result is not a determination that the lender or credit grantor analyzed the borrower's ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See MD Credit Regulations Repayment Ability Alert (below) for full repayment ability requirements. FAIL This loan failed the documentation type test due to one of the following findings:(XX SB270/HB363, XX Code XX Com. Law II §12-127, 12-409.1, 12-925, 12-1029)The document type of the loan is "No Asset Verification," "No Asset or Income Verification," "No Documentation," "No Income Verification," "Reduced," or "Streamline Refinance;" orThe documentation type of the loan was not provided. The documentation type is one of several factors that should be considered when making any mortgage loan. PLEASE NOTE: This result is not a determination that the lender or credit analyzed the borrower's ability to repay a mortgage loan based on Chapter 7 (SB 270) or Chapter 8 (HB363). See Repayment Ability Alert (below) for full repayment ability requirements.

							3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. HUD in file was not fully executed by the borrower (s) (Clear) RESPA Reform HUD-1 Cost to Cure- The settlement statement is not compliant with RESPA Reform requirements. There is a cost to cure in the amount of $XX Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) HUD-1 Final- It could not be determined that the HUD-1 provided in the loan file was the FINAL binding HUD-1. the final hud was not signed (Clear) Final TIL Terms- The final TIL does not reflect the loan terms properly. The final TIL is missing. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. Mortgage document is not notarised.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Initial Loan Estimate Sent Date > 3 Business Days from Application Date-

The Initial Loan Estimate Disclosure Date (XX/XX/XXXX is more than 3 business days from the Application Date (XX/XX/XXXX). Three business days from the Application Date is (XX/XX/XXXX). Under Regulation Z, a Loan Estimate must be delivered or placed in the mail not later than the third business day after receiving a consumer's application. (12 CFR 1026.19(e)(1)(iii))

Response 1 (XX/XX/XXXX 1:43PM)
Client is seeking additional internal guidance.

Response 2 (XX/XX/XXXX 1:52PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

(Clear) Right to Rescind-

The file contains no evidence of the Right to Cancel Notice.

Response 1 (XX/XX/XXXX 1:44PM)
Client is seeking additional internal guidance.

Response 2 (XX/XX/XXXX 1:52PM)
Note date greater than XX months Statute of Limitations apply. (Resolved)

							3	3	2	2	N/A	N/A	3	3	2	2	N/A	N/A	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B	C	B	N/A	N/A	N/A	N/A	C	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) Corrected Closing Disclosure No Later Than 3 Business Days Before Consummation (Inaccurate APR)(Regular)- unable to determine if disclosures were delivered within 3 days of application due to missing 1003 in file. Response 1 (XX/XX/XXXX 1:51PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			1	1	2	2	N/A	N/A	1	1	2	2	N/A	N/A	A	B	N/A	N/A	N/A	N/A	A	B	A	B	N/A	N/A	N/A	N/A	A	B	A	B	N/A	N/A	N/A	N/A	A	B	A	B	N/A	N/A	N/A	N/A	A	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. (Open) Inaccurate Note- The note was not completed accurately. (Clear) Right to Rescind Inaccurate- Right to Cancel Notice provided in the loan file was inaccurate/not issued to, signed and/or dated by all required parties. Response 1 (XX/XX/XXXX 1:48PM) Note date greater than XX months Statute of Limitations apply. (Resolved)			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Inaccurate Mortgage- The mortgage was not completed accurately. The mortgage document was not notarized.			3	3	3	3	N/A	N/A	3	3	3	3	N/A	N/A	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C	C	C	N/A	N/A	N/A	N/A	C	C
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Open) Mortgage Recording- There is no evidence that the Mortgage was recorded.			2	2	2	2	N/A	N/A	2	2	2	2	N/A	N/A	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B	B	B	N/A	N/A	N/A	N/A	B	B
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A
XXXX	XXXX	XX/XX/XXXX	$XXXX	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.			1	1	1	1	N/A	N/A	1	1	1	1	N/A	N/A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A	A	A	N/A	N/A	N/A	N/A	A	A